Warrants (Details Textual) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 07, 2017	Feb. 16, 2017	Dec. 31, 2019	Dec. 31, 2017
Warrants (Textual)
Gross funds raised				$ 5,300
Description of warrants exercisable			The warrants shall be exercisable six months following the issuance date and will expire five and one-half years from the issuance date.
Expected volatility, description			If the change in standard deviation for that warrants shifted +/- 5%, the impact on profit or loss would be $162 thousands and $159 thousands, respectively. The higher the standard deviation, the higher the fair value.
American Depository Shares [Member]
Warrants (Textual)
Warrants purchased				2,400,000
Warrants [Member]
Warrants (Textual)
Impact on profit or loss	$ 162	$ 159